Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 61,137	$ 48,833	$ 58,646
Net unrealized holding gain on securities available for sale	13,049	2,946	11,293
Tax effect	(3,391)	(760)	(2,921)
Net unrealized gain on securities available for sale, net of tax	9,658	2,186	8,372
Change in overfunded position in pension and postretirement plans arising during the year	7,695	10,524	7,955
Tax effect	(1,999)	(2,734)	(2,067)
Change in overfunded position in pension and postretirement plans arising during the year, net of tax	5,696	7,790	5,888
Amortization of net actuarial gain	(1,998)	(824)	(423)
Amortization of prior service cost	13	13	13
Tax effect	516	211	107
Amortization of net actuarial gain and prior service cost on pension and postretirement plans, net of tax	(1,469)	(600)	(303)
Other comprehensive income, net of tax	13,885	9,376	13,957
Comprehensive income	$ 75,022	$ 58,209	$ 72,603